SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

19. SHAREHOLDERS’ EQUITY

Ordinary shares

Immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital of the Company was reclassified and redesignated into 10,000,000,000 shares comprising of (i) 7,600,000,000 Class A ordinary shares; (ii) 1,400,000,000 Class B ordinary shares; and (iii) 1,000,000,000 reserved shares at par value of US$0.000025 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 69,100,000 and 43,385,700 Class B ordinary shares transferred to Class A ordinary shares in the year ended December 31, 2015 and 2016, respectively.

As of December 31, 2015, there were 350,398,737 and 1,035,037,339 Class A and Class B ordinary shares outstanding. As of December 31, 2016, there were 380,922,773 and 1,003,326,973 Class A and Class B ordinary shares outstanding.

Retained earnings

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a statutory public welfare fund and a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
PRC statutory reserve funds	27,121	31,824	4,584
Unreserved retained earnings	290,697	205,469	29,593

Total retained earnings	317,818	237,293	34,177

Under PRC laws and regulations, there are restrictions on the Company’s subsidiaries in the PRC and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Such restriction amounted to RMB1,037,038 (US$149,365) as of December 31, 2016.

Furthermore, cash transfers from the Company’s subsidiaries in the PRC to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the subsidiaries in the PRC and VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) is as follows:

	Foreign currency translation adjustments	Unrealized gains on available- for-sale securities	Total
		RMB	RMB

Balance at January 1,2014 (As adjusted)	(9,034)	20,929	11,895

Other comprehensive income before reclassification	(6,083)	18,119	12,036
Amounts reclassified from accumulated other comprehensive income	—	(21,121)	(21,121)
Other comprehensive loss attribute to noncontrolling interests	(609)	—	(609)

Balance at December 31, 2014 (As adjusted)	(15,726)	17,927	2,201

Other comprehensive income before reclassification	115,515	9,729	125,244
Amounts reclassified from accumulated other comprehensive income	—	(6,814)	(6,814)
Other comprehensive loss attribute to noncontrolling interests	(1,515)	—	(1,515)

Balance at December 31, 2015 (As adjusted)	98,274	20,842	119,116

Other comprehensive income before reclassification	132,450	1,241	133,691
Amounts reclassified from accumulated other comprehensive income	—	(21,666)	(21,666)
Other comprehensive loss attribute to noncontrolling interests	(2,996)	—	(2,996)

Balance at December 31, 2016	227,728	417	228,145

Balance at December 31, 2016, in US$	32,798	60	32,858

There was nil tax expense or benefit recognized related to the changes of each component of accumulated other comprehensive income for the years ended December 31, 2014,  2015 and 2016.